Cover	Dec. 31, 2023	Mar. 01, 2023	Mar. 01, 2022
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 25, 2023
Entity Registrant Name		AVID TECHNOLOGY, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-36254
Entity Tax Identification Number		04-2977748
Entity Address, Address Line One		75 Blue Sky Drive
Entity Address, City or Town		Burlington
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01803
City Area Code		978
Local Phone Number		640-3000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security			Common Stock, $0.01 par value
Trading Symbol			AVID
Security Exchange Name			NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0000896841
Amendment Flag		false
Current Fiscal Year End Date	--12-31